Stock Options, Restricted Stock Incentive, and Dividend Reinvestment Plans (Tables)	12 Months Ended
Dec. 31, 2014
Employee Benefits And Share Based Compensation [Abstract]
Schedule Of Restricted And Performance Stock And Unit Activity
The summary of restricted and performance stock and unit activity during the year ended December 31, 2014, is presented below:

	Shares/Units	Weighted average grant date fair value
Nonvested on January 1, 2014	4,174,196	$10.51
Shares/units granted	874,242	11.62
Shares/units vested	(1,402,901)	11.02
Shares/units cancelled	(290,392)	11.35
Nonvested on December 31, 2014	3,355,145	$10.51

The weighted average grant date fair value for shares/units granted in 2013 and 2012 was $10.63 and $9.25, respectively.

Summary Of Stock Option Plans Activity
The summary of stock option activity for the year ended December 31, 2014, is shown below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
January 1, 2014	8,593,175	$19.29
Options granted	592,551	11.77
Options exercised	(199,880)	10.74
Options expired/cancelled	(1,194,739)	30.78
December 31, 2014	7,791,107	17.18	3.89	$11,826
Options exercisable	5,820,652	19.34	3.56	6,376
Options expected to vest	1,970,455	10.81	4.88	5,449

Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted
FHN used the Black-Scholes Option Pricing Model to estimate the fair value of stock options granted in 2014, 2013, and 2012 with the following assumptions:

	2014	2013	2012
Expected dividend yield	1.70%	1.84%	0.42%
Expected weighted-average lives of options granted	6.15 years	6.12 years	6.11 years
Expected weighted-average volatility	33.79%	36.19%	42.40%
Expected volatility range	24.55-61.49%	27.27 - 62.98%	35.80 - 62.21%
Risk-free interest rate	1.96%	1.16%	1.10%